19 Payroll, Social Charges and Accruals (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfPayrollSocialChargesAndAccrualsLineItems [Line Items]
Payroll, social charges and accruals	R$ 337,044	R$ 284,179
Social security liabilities [Member]
DisclosureOfPayrollSocialChargesAndAccrualsLineItems [Line Items]
Payroll, social charges and accruals	76,204	84,663
Social security liabilities [Member] | Taxes and social contribution [Member]
DisclosureOfPayrollSocialChargesAndAccrualsLineItems [Line Items]
Payroll, social charges and accruals	47,022	54,653
Social security liabilities [Member] | Social security charges on paid vacation and 13th salary [Member]
DisclosureOfPayrollSocialChargesAndAccrualsLineItems [Line Items]
Payroll, social charges and accruals	29,182	30,010
Labor liabilities [Member]
DisclosureOfPayrollSocialChargesAndAccrualsLineItems [Line Items]
Payroll, social charges and accruals	260,840	199,516
Labor liabilities [Member] | Payroll, net [Member]
DisclosureOfPayrollSocialChargesAndAccrualsLineItems [Line Items]
Payroll, social charges and accruals	3,330	1,308
Labor liabilities [Member] | Vacation [Member]
DisclosureOfPayrollSocialChargesAndAccrualsLineItems [Line Items]
Payroll, social charges and accruals	98,648	101,327
Labor liabilities [Member] | Provisions for profit sharing [Member]
DisclosureOfPayrollSocialChargesAndAccrualsLineItems [Line Items]
Payroll, social charges and accruals	156,040	91,526
Labor liabilities [Member] | Voluntary retirement program [Member]
DisclosureOfPayrollSocialChargesAndAccrualsLineItems [Line Items]
Payroll, social charges and accruals	2,820	5,349
Labor liabilities [Member] | Other liabilities [Member]
DisclosureOfPayrollSocialChargesAndAccrualsLineItems [Line Items]
Payroll, social charges and accruals	R$ 2	R$ 6